Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 972	$ 1,937
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 162,763	$ 136,293